Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended			12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,690,233	¥ 11,659,229	¥ 11,566,664	¥ 11,566,664
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation of property, plant and equipment	1,570	10,830	7,117
Amortization of the right-of-use assets	7,383	50,928	95,003
Provision of allowance for doubtful accounts	930,727	6,420,154	94,292
Provision of allowance for unbilled receivables	172,435	1,189,455	311,983
Changes in operating assets and liabilities
Accounts receivables	500,347	3,451,393	(4,473,997)
Unbilled receivables	(9,135,568)	(63,017,148)	(18,755,216)
Contract assets	140,431	968,690	(2,110,855)
Other receivable	(3,411,463)	(23,532,270)	(80,510)
Prepaid expenses and other current assets	(325,509)	(2,245,360)	(759,161)
Amount due from related parties	345,057	2,380,202	699,026
Deferred tax assets	(28,448)	(196,235)	(62,182)
Non-current assets	(5,918)	(40,823)	476,681
Accounts payable	(1,157,643)	(7,985,422)	(4,720,741)
Accrued expenses and other current liabilities	6,767,734	46,683,831	16,811,087
Income tax payable	302,399	2,085,949	1,875,544
Contract liabilities	122,823	847,233	2,081,323
Amount due to related parties	(260,964)	(1,800,127)	(13,836,127)
Lease liabilities	(7,128)	(49,166)	(95,003)
Other Current liabilities	766,047	5,284,184	2,638,092
Net cash used in operating activities	(2,585,455)	(17,834,473)	(8,236,979)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(12,918)	(89,109)
Net cash (used in) investing activities	(12,918)	(89,109)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceed from short-term borrowing	1,449,696	10,000,000
Proceed from (repayment of) short-term borrowing	(1,449,696)	(10,000,000)	10,000,000
Payment of deferred offering costs			(1,169,139)
Net cash provided by financing activities			8,830,861
Exchange rate effect on cash and cash equivalents	(160,470)	(1,106,920)
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,758,843)	(19,030,502)	593,882
Cash, cash equivalents and restricted cash at beginning of the period	9,024,028	62,247,745	20,772,130	20,772,130
Cash, cash equivalents and restricted cash at end of the period	6,265,185	43,217,243	21,366,012	¥ 62,247,745
Supplemental disclosure of cash flow information
- Income taxes (refund)	(1,837)	(12,669)	(68,832)
- Interest paid	$ 21,930	¥ 151,275	¥ 5,193